Other non-current assets	12 Months Ended
Dec. 31, 2015
Other non-current assets [Abstract]
Other non-current assets
7. Other non-current assets

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2014	2015
Deferred mobilization expenses	$43,327	$23,992
Intangible assets, net	4,732	3,289
Prepaid investments	57,910	9,579
Total	$105,969	$36,860